ACQUISITIONS AND DISPOSALS (Summary of Cash Flows from Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net increase in cash	$ 1,042	¥ 6,758	¥ 195,649	¥ 207,651
Cash at beginning of year	73,896	478,682	283,033	75,382
Cash at end of year	$ 74,938	485,440	478,682	283,033
CAH and WHT [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities			61,372	85,867
Net cash used in investing activities			(43,420)	(46,461)
Net cash (used in) generated from financing activities			10,627	(38,153)
Net increase in cash			28,579	1,253
Cash at beginning of year		¥ 37,327	8,748	7,495
Cash at end of year			¥ 37,327	¥ 8,748